RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
19.	RELATED PARTY TRANSACTIONS

a)	Related Parties

Name of Related Parties	Relationship with the Company

Vincent Tianquan Mo	Executive chairman of the board of directors and chief executive officer

Richard Jiangong Dai	Director of the board up until February 25, 2016

Wall Street Global Training Center, Inc.	A company under the control of Vincent Tianquan Mo and two other independent directors

Beihai Silver Beach 1 Hotel and Property Management Company, Ltd. (“Beihai Silver Beach”)	A company under the control of Vincent Tianquan Mo

Che Tian Xia Company Ltd.	A company under the control of Vincent Tianquan Mo and Richard Jiangong Dai

Guangxi Wharton International Hotel ("Guangxi Wharton")	A company under the control of Vincent Tianquan Mo

Research Center on Natural Conservation, Inc. ("Research Center")	A company under the control of Vincent Tianquan Mo

Upsky Long Island Hotel LLC ("Upsky Long Island")	A company under the control of Vincent Tianquan Mo

Upsky San Francisco Airport Hotel LLC (formerly known as "Crowne Plaza San Francisco-International Airport") ("Upsky San Francisco")	A company under the control of Vincent Tianquan Mo

Upsky Lighthouse Hotel LLC ("Upsky Lighthouse")	A company under the control of Vincent Tianquan Mo

Nanning Xuyin Business Co., Ltd. (“Nanning Xuyin”)	A company under the control of Vincent Tianquan Mo

New York Military Academy	A company of which Vincent Tianquan Mo is a director

b)	The Company had the following related party transactions for the years ended December 31, 2016, 2017 and 2018:

	For the Years Ended December 31,
	2016	2017	2018
	US$	US$	US$

Office building leased from:
-Vincent Tianquan Mo	154	159	162
Management fee incurred:
-Beihai Silver Beach	421	501	523
Hotel service fee incurred:
- Beihai Silver Beach	113	-	-
- Upsky San Francisco	17	-	-
- Upsky Long Island	81	-	-
Training fee incurred
- New York Military Academy	111	-	-

Free rental space to Wall Street Global Training Center, Inc.

Starting from 2011, the Company provided Wall Street Global Training Center, Inc. with office space of approximately 220 square feet in the Company’s building located in New York City, United States of America, free of charge. The estimated fair value of the free office space was insignificant for each of the years ended December 31, 2016, 2017 and 2018.

Office building leased from Vincent Tianquan Mo

The Company entered into an agreement with Vincent Tianquan Mo to lease a building owned by him for a 10-year period for nil consideration starting from March 1, 2012. The deemed rental expense of US$154 and US$159 and US$162, and the corresponding shareholder contribution were included in the consolidated financial statements for the years ended December 31, 2016, 2017 and 2018, respectively.

Management service provided by Beihai Silver Beach

On April 1, 2013, the Company and Beihai Silver Beach entered into a contract, pursuant to which Beihai Silver Beach was engaged to manage the hotel and office leasing operations owned by the BaoAn Entities for ten years. The management fees incurred for the years ended December 31, 2016, 2017 and 2018 were US$421 and US$501, and US$523 respectively.

Hotel service fee

In the year ended December 31, 2016, Upsky San Francisco, Upsky Long Island and Beihai Silver Beach provided hotel accommodation to the Company amounting to US$17, US$81 and US$113.
No such services were provided for the years ended December 31, 2017 and 2018.

Training service fee

In the year ended December 31, 2016, New York Military Academy, a company of which Vincent Tianquan Mo is a director, provided training service to the Company in the amount of US$
111
. No such services were provided for the years ended December 31, 2017 and 2018.

Use of domain name of Che Tian Xia Company Ltd.

In April 2013, the Company entered into a contract with Che Tian Xia Company Ltd. to use the latter’s domain name www.youtx.com for six years at nil consideration.

Nanning Xuyin holds shares of Guilin Bank Co., Ltd (“Guilin Bank”)

As of December 31, 2015, Nanning Xuyin, which is 80% owned by Vincent Tianquan Mo, held 73,430,061 shares of Guilin Bank that were pledged by a third-party for its overdue receivables to the Company through an entrustment agreement. In 2016, 30,595,859 shares of Guilin Bank have been transferred to the Company from Naning Xuying. In 2017, the rest of shares of Guilin Bank have been transferred to the Company from Naning Xuying.

c)	The Company had the following related party balances as of December 31, 2017 and 2018:

	As of December 31,
	2017	2018
	US$	US$
Amounts due from a related party:
- Beihai Silver Beach	167	-

	As of December 31,
	2017	2018
	US$	US$
Amounts due to a related party:
- Beihai Silver Beach	-	19

The balances as of December 31, 2017 and 2018 represented outstanding management fees which were unsecured and interest-free.